Schedule H, Line 4a – Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	85-2484385
Plan number	001
Contributions Not Corrected	$ 0
Contributions Corrected Outside VFCP	2,013
Contribution Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0